Combined Variable Interest Entity - Amounts Included in the Statement of Consolidated Operations and Cash Flows (Details) - Variable Interest Entity, Primary Beneficiary - USD ($) $ in Thousands	2 Months Ended	3 Months Ended
	Dec. 31, 2017	Mar. 31, 2018
Variable Interest Entity [Line Items]
Operating revenues	$ 9,214	$ 22,810
Operating expenses	6,330	12,953
Other income	52	116
Net income	2,936	9,973
Net cash provided by operating activities	8,588	13,620
Net cash used in investing activities	(36,190)	(32,423)
net cash used in financing activities	$ 26,951	$ (3,000)